Segment Reporting (Narrative) (Detail)	3 Months Ended	12 Months Ended
	Sep. 30, 2014 Segment	Jun. 30, 2014 Segment
Segment Reporting Information [Line Items]
Number of reportable segments	3	3
Contract term	1 year
Physical Infrastructure [Member] | Minimum [Member]
Segment Reporting Information [Line Items]
Contract term	3 years
Physical Infrastructure [Member] | Maximum [Member]
Segment Reporting Information [Line Items]
Contract term	20 years
Lit Services [Member] | Minimum [Member]
Segment Reporting Information [Line Items]
Contract term	2 years
Lit Services [Member] | Maximum [Member]
Segment Reporting Information [Line Items]
Contract term	5 years